Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)		Jun. 30, 2023 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
VAT recoverable		¥ 22,892		$ 3,157		¥ 25,004		$ 3,625		¥ 12,454
Prepaid expense		10,604		1,462		9,679		1,403		8,553
Prepayment for property and equipment						34,000	[1],[2]	4,930	[2]	19,000	[2]
Investment disposal receivable		30,000	[3]	4,137	[3]	30,000	[3],[4]	4,350	[4]	30,000	[4]
Advance to Weiliantong	[5]									86,858
Loan receivable		30,000	[6]	4,137	[6]	15,000	[6],[7]	2,175	[7]	8,000	[7]
Other receivables		4,137		260		1,487		216		544
Prepaid expenses and other current assets, net		¥ 95,373		$ 13,153		¥ 115,170		$ 16,699		¥ 165,409

[1]	The Company terminated the related purchases on April 8, 2023 and the prepayment balance of RMB34 million was fully refunded and collected by the April 30,2023.
[2]	The Company subsequently terminated the related purchases after December 31, 2022 and the prepayment balance of RMB 34 million was fully refunded and collected by the Company as the date of report.
[3]	The Company invested RMB30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000.
[4]	The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000.
[5]	The balance represented advance of RMB 86,858 to Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) related to the acquisition (Note 4), which was subsequently offset against acquisition consideration.
[6]	On October 20, 2021, the Company lent RMB8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022，Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.
[7]	On October 20, 2021, the Company lent RMB 8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022，Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.